Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Finished goods	$ 278,345	$ 167,225
Obsolete stock provision	(22,681)	(21,916)
Total inventories	$ 255,664	$ 145,309	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.